Debt (Details 6) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Balance - December 31, 2011	$ 26,236	$ 187,500	$ 187,500
Stock issued to acquire equipment (Auto)	0	82,811	26,236	0
Balance - June 30, 2012	20,808		26,236	187,500
Auto Loan [Member]
Balance - December 31, 2011	26,236			0
Stock issued to acquire equipment (Auto)				32,568
Repayments	(5,428)			(6,332)
Interest Rate	6.99%			6.99%
Maturity	26 payments of $1,008			36 payments of $1,008
Balance - June 30, 2012	$ 20,808			$ 187,500